INVESTMENTS IN UNCONSOLIDATED AFFILIATES - Investment In Legacy Dole (Details) $ in Thousands	7 Months Ended
Jul. 29, 2021 USD ($)
Legacy Dole
Schedule of Equity Method Investments [Line Items]
Sales	$ 9,974